CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Ageing of Trade Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 2,286,000	$ 2,324,000	$ 2,691,000
Expected credit loss rate	0.00%	0.00%
Not past due [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss rate	0.00%	0.00%
Past due 0-30 days [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss rate	0.00%	0.00%
Past due 31-120 days [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss rate	1.80%	2.60%
Greater Than Four Months Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss rate	72.00%	88.50%
Cost [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 15,702	$ 13,022
Cost [Member] | Not past due [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	9,363	8,031
Cost [Member] | Past due 0-30 days [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	1,455	1,534
Cost [Member] | Past due 31-120 days [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	1,753	856
Cost [Member] | Greater Than Four Months Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	3,131	2,601
Accumulated impairment Charge [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	2,286	2,324
Accumulated impairment Charge [Member] | Not past due [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	0	0
Accumulated impairment Charge [Member] | Past due 0-30 days [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	0	0
Accumulated impairment Charge [Member] | Past due 31-120 days [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	31	22
Accumulated impairment Charge [Member] | Greater Than Four Months Member
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 2,255	$ 2,302